PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Comprehensive Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed statement of Operations
Total operating expenses	¥ (227,177)	¥ 287,523	¥ 188,567
Change in fair value of warrants	1,359	(1,152)
Income (loss) before income taxes	(208,902)	290,188	195,468
Income tax expenses	(109,454)	(44,737)	(30,048)
Net income (loss) attributable to China Index Holdings Limited	(318,052)	245,451	¥ 165,420
Fang | Reportable Legal Entities
Condensed statement of Operations
Total operating expenses	(544,494)	(202)
Change in fair value of warrants	1,359	(1,152)
Share of income from subsidiaries and consolidated VIEs	225,083	246,805
Income (loss) before income taxes	(318,052)	245,451
Net income (loss) attributable to China Index Holdings Limited	¥ (318,052)	¥ 245,451